Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Basic and diluted net loss per share for the three months ended June 30, 2024 and 2023 is presented below:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders	$(43.5)	$(20.5)
Accretion of redeemable noncontrolling interest	(0.3)	—

Net loss attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(43.8)	$(20.5)

Denominator:
Weighted average common shares outstanding	272.4	253.4

Basic and diluted net loss per common share	$(0.16)	$(0.08)

Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

Schedule of Anti-dilutive Shares Issuable
Additionally, for the three months ended June 30, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—